Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

ASSETS
Cash and cash equivalents	13,714,304	23,294,883
Restricted cash	203	209
Short-term investments	21,502	—
Accounts receivable, net	21,582,641	23,473,397
Prepaid expense and other assets	3,643,649	8,569,904
Long term restricted cash	—	2,472,998
Long-term investments	—	146,841
Property and equipment, net	496	9,231
Intangible assets, net	47,122	61,020
Other non-current assets	—	2,131
Total Assets	39,009,917	58,030,614
LIABILITIES
Accounts payable	35,002,827	57,304,063
Short-term bank borrowings	408,264	256,697
Accrued salary and benefits	275,091	604,020
Accrued expenses and other current liabilities	1,385,303	3,696,308
Deferred revenue	3,658,808	1,928,241
Total Liabilities	40,730,293	63,789,329

	For the nine months ended September 30,
	2019	2020
	US$	US$

Net revenues	38,276,479	299,205,121
Loss from operations	(18,841,315)	(94,447)
Net (loss) income	(18,823,768)	150,325
Net cash (used in) provide by operating activities	(6,560,184)	18,000,288
Net cash used in investing activities	—	(201,320)
Net cash provided by (used in) financing activities	44,315	(179,412)

Schedule of revenue based on revenue streams

	For the nine months ended September 30,
	2019	2020
	US$	US$

Revenue:
Advertising revenue	106,575,374	337,037,822
Other revenue	2,324,105	2,027,633
Total	108,899,479	339,065,455

Schedule of revenues generated by geographic location of customers' headquarters

	For the nine months ended September 30,
	2019	2020
	US$	US$

USA	51,314,113	11,161,631
PRC	55,423,779	325,246,386
Others	2,161,587	2,657,438
Total	108,899,479	339,065,455

Schedule of movements in accounts receivable and deferred revenue

	Accounts Receivable	Deferred Revenue
	US$	US$

Opening Balance at January 1, 2019	23,373,969	344,361
(Decrease) Increase, net	(3,966,005)	239,404
Ending Balance at September 30, 2019	19,407,964	583,765

Opening Balance at January 1, 2020	27,254,634	3,887,908
Increase, net	1,828,582	809,359
Ending Balance at September 30, 2020	29,083,216	4,697,267

Schedule of concentration risk

Concentration of Customers

The following customers accounted for 10% or more of revenue:

	For the nine months ended September 30,
	2019		2020
	US$	%	US$	%

Company A	21,335,698	20%	*	*
Company B	21,731,172	20%	*	*
Company C	11,088,217	10%	*	*
Company D	16,873,890	16%	*	*
Company E	*	*	91,588,390	27%

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,		As of September 30,
	2019		2020
	US$	%	US$	%

Company B	17,944,840	62%	*	*
Company C	4,142,638	14%	*	*
Company D	3,840,005	13%	*	*
Company E	*	*	12,354,156	40%
Company F	*	*	9,824,384	32%

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the nine months ended September 30,
	2019		2020
	US$	%	US$	%

Company G	11,080,305	12%	*	*
Company H	10,853,930	12%	*	*
Company I	*	*	41,804,056	13%

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,		As of September 30,
	2019		2020
	US$	%	US$	%

Company H	*	*	8,433,642	13%
Company J	*	*	7,378,433	11%
*	Less than 10%.